Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	10.00%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital to Risk Weighted Assets, Actual Amount	$ 11,159	$ 10,837
Tier I Capital to Risk Weighted Assets, Actual Ratio	4.29%	4.21%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	10,409	10,292
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, Minimum Required for Compliance With Consent Order Amount
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio
Total Capital to Risk Weighted Assets, Actual Amount	14,435	14,075
Total Capital to Risk Weighted Assets, Actual Ratio	5.55%	5.47%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	20,818	20,585
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital to Average Assets, Actual Amount	11,159	10,837
Tier I Capital to Average Assets, Actual Ratio	3.79%	3.62%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	11,788	11,961
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Capitol City Bank and Trust
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital to Risk Weighted Assets, Actual Amount	12,482	12,000
Tier I Capital to Risk Weighted Assets, Actual Ratio	4.80%	4.67%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	10,400	10,283
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, Minimum Required for Compliance With Consent Order Amount
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio
Total Capital to Risk Weighted Assets, Actual Amount	15,758	15,237
Total Capital to Risk Weighted Assets, Actual Ratio	6.06%	5.93%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	20,800	20,566
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum Required for Compliance With Consent Order Amount	26,000	25,708
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	10.00%	10.00%
Tier I Capital to Average Assets, Actual Amount	12,482	12,000
Tier I Capital to Average Assets, Actual Ratio	4.24%	4.02%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	11,779	11,952
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital to Average Assets, Minimum Required for Compliance With Consent Order Amount	$ 23,558	$ 23,904
Tier I Capital to Average Assets, Minimum Required for Compliance With Consent Order Ratio	8.00%	8.00%